VERSUS CAPITAL REAL ASSETS FUND LLC
Portfolio of Investments – December 31, 2023 (Unaudited)

Shares		Value
Private Investment Funds(a) - 81.5%
	Diversified – 81.5%
88,945	AEW Cold Storage Fund(b)	$ 99,823,579
20,174	AgriVest Farmland Fund L.P.	46,701,636
—	AMP Capital Infrastructure Debt Fund III(b)(c)	10,661,930
37,599	Blackstone Infrastructure Partners LP	65,400,000
206,354	BTG Pactual Open Ended Core US(d)(e)	314,774,307
—	Ceres Farmland Holdings LP(b)(f)	221,387,221
43,380,040	Colonial First State Managed Infrastructure	75,898,885
22,790,351	DigitalBridge Credit(b)	21,098,044
82,018	Hancock Timberland and Farmland Fund LP(b)	88,845,682
207,161	Harrison Street Social Infrastructure Fund LP(b)	274,742,481
195,474	IFC Core Farmland Fund LP(d)(e)	255,938,382
—	IFM Global Infrastructure Fund LP(g)	56,082,879
—	IFM USIDF (US) A LP(h)	13,860,725
90,111,192	IIF Hedged LP	85,441,772
121,515	Jamestown Timberland Fund(d)(i)	164,920,706
35,733	Macquarie Global Infrastructure Fund	39,334,003
101,592	National Data Center Fund(b)	129,910,272
123,148	Nuveen - Global Farmland Fund(b)	120,976,762
—	RMS Evergreen US Forestland Fund LP(b)(j)	97,526,268
93,464	US Core Farmland Fund LP(d)(i)	147,174,268
—	Versus Capital Real Assets Sub-REIT ll, LLC(d)(k)(l)	105,082,342

	Total Private Investment Funds	2,435,582,144
	(Cost $2,026,767,952)
Common Stocks - 13.6%
	Agricultural Biotech – 0.2%
106,941	Corteva, Inc.(m)	5,124,613
	Agricultural Chemicals – 0.3%
68,617	CF Industries Holdings, Inc.(m)	5,455,052
72,249	Nutrien, Ltd.	4,069,786
		9,524,838
	Agricultural Operations – 0.3%
47,314	Archer-Daniels-Midland Co.(m)	3,417,017
46,354	Bunge Global SA	4,679,436
		8,096,453
	Airport Development/Maintenance – 0.8%
37,160	Aena SME SA, 144A	6,744,956
1,350,300	Auckland International Airport, Ltd.	7,511,611
616,215	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	10,808,529
		25,065,096
	Building & Construction Production-Miscellaneous – 0.0%
14,057	Louisiana-Pacific Corp.(m)	995,657
	Building Production-Wood – 0.2%
186,000	Dexco	309,005
24,332	Interfor Corp.(n)	431,165
25,058	Stella-Jones, Inc.	1,458,415
115,069	Svenska Cellulosa AB SCA, Class B Shares	1,728,620
19,605	West Fraser Timber Co., Ltd.	1,677,237
		5,604,442
	Building-Heavy Construction – 0.5%
211,480	Cellnex Telecom SA, 144A	8,326,602
207,965	Ferrovial SE	7,590,905
		15,917,507
Shares		Value

	Chemicals-Diversified – 0.1%
23,500	Croda International, PLC	$ 1,511,613
17,670	FMC Corp.(m)	1,114,094
		2,625,707
	Chemicals-Plastics – 0.0%
277,400	Orbia Advance Corp. SAB de CV	614,067
	Chemicals-Specialty – 0.3%
14,830	Balchem Corp.(m)	2,205,962
27,958	DSM-Firmenich AG	2,843,145
61,481	Novozymes A/S, Class B Shares	3,379,819
		8,428,926
	Containers-Paper/Plastic – 0.4%
155,443	Graphic Packaging Holding Co.(m)	3,831,670
178,000	Klabin SA	814,221
49,872	Metsa Board Oyj, Class B Shares	396,854
5,318	Packaging Corp. of America(m)	866,355
125,973	SIG Group AG	2,901,287
158,533	Stora Enso Oyj, Class R Shares	2,196,564
25,305	Westrock Co.(m)	1,050,664
		12,057,615
	Diagnostic Equipment – 0.1%
62,480	Neogen Corp.(m)(n)	1,256,473
	Electric-Distribution – 0.7%
627,067	National Grid, PLC	8,447,423
176,850	Sempra Energy(m)	13,216,001
		21,663,424
	Electric-Generation – 0.4%
433,161	Drax Group, PLC	2,703,774
170,457	RWE AG	7,757,992
		10,461,766
	Electric-Integrated – 3.9%
102,480	Ameren Corp.(m)	7,413,403
307,040	CenterPoint Energy, Inc.(m)	8,772,133
893,116	CLP Holdings, Ltd.	7,379,030
162,320	CMS Energy Corp.(m)	9,425,922
73,487	DTE Energy Co.	8,102,677
512,530	Enel SpA	3,813,128
88,120	Entergy Corp.	8,916,863
859,913	Equatorial Energia SA	6,323,306
281,326	NextEra Energy, Inc.(m)	17,087,741
514,169	PG&E Corp.(m)	9,270,467
345,590	PPL Corp.(m)	9,365,489
165,740	Public Service Enterprise Group, Inc.(m)	10,135,001
105,830	WEC Energy Group, Inc.(m)	8,907,711
		114,912,871
	Fisheries – 0.1%
209,574	Mowi ASA	3,753,001
	Food-Miscellaneous/Diversified – 0.1%
34,299	Kerry Group, PLC, Class A Shares	2,977,131
	Forestry – 0.0%
24,130	Canfor Corp.(n)	325,060
	Gas-Distribution – 0.8%
283,891	AltaGas, Ltd.	5,960,415
1,680,317	China Resources Gas Group, Ltd.	5,515,003
366,574	ENN Energy Holdings, Ltd.	2,706,946
332,776	NiSource, Inc.(m)	8,835,203
		23,017,567

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC
Portfolio of Investments – December 31, 2023 (Unaudited) (continued)

Shares		Value

	Machinery-Farm – 0.6%
18,627	Ag Growth International, Inc.	$ 710,189
46,910	AGCO Corp.(m)	5,695,343
282,644	CNH Industrial NV	3,466,085
11,171	Deere & Co.(m)	4,466,948
153,600	Kubota Corp.	2,305,228
15,178	Lindsay Corp.(m)	1,960,390
		18,604,183
	Machinery-General Indust – 0.0%
102,080	Hexagon AB, Class B Shares	1,226,114
	Medical-Drugs – 0.2%
27,355	Bayer AG	1,014,978
20,677	Zoetis, Inc.(m)	4,081,019
		5,095,997
	Office Supplies & Forms – 0.0%
3,541	Avery Dennison Corp.(m)	715,848
	Paper & Related Products – 0.5%
28,991	Billerud AB	295,458
44,953	Cascades, Inc.	431,872
20,551	Holmen AB, Class B Shares	868,009
14,750	International Paper Co.	533,212
39,597	Mondi, PLC	781,912
476,000	Nine Dragons Paper Holdings, Ltd.(n)	234,517
35,900	Nippon Paper Industries Co., Ltd.(n)	321,249
237,800	Oji Holdings Corp.	914,082
67,064	Smurfit Kappa Group, PLC	2,658,451
136,900	Suzano SA	1,567,800
161,448	UPM-Kymmene Oyj	6,089,932
		14,696,494
	Pastoral & Agricultural – 0.1%
53,481	Darling Ingredients, Inc.(m)(n)	2,665,493
	Pipelines – 1.0%
45,783	Cheniere Energy, Inc.(m)	7,815,616
156,210	Enbridge, Inc.	5,623,348
66,200	ONEOK, Inc.(m)	4,648,564
66,531	Targa Resources Corp.(m)	5,779,548
77,750	TC Energy Corp.	3,037,123
89,230	Williams Cos., Inc./The(m)	3,107,881
		30,012,080
	Public Thoroughfares – 0.6%
1,952,339	Transurban Group	18,243,402
	Steel Pipe & Tube – 0.1%
11,294	Valmont Industries, Inc.(m)	2,637,262
	Transport-Rail – 1.0%
84,710	Canadian Pacific Kansas City, Ltd.	6,702,386
232,030	CSX Corp.(m)	8,044,480
123,800	East Japan Railway Co.	7,126,268
1,374,260	Rumo SA	6,492,767
62,324	West Japan Railway Co.	2,596,941
		30,962,842
	Water – 0.3%
363,639	Pennon Group, PLC	3,487,163
145,000	Severn Trent, PLC	4,768,256
		8,255,419

	Total Common Stocks	405,537,348
	(Cost $401,609,466)
Shares		Value

Real Estate Investment Trust - 1.2%
	REITS-Diversified – 1.2%
9,055	American Tower Corp., REIT(m)	$ 1,954,793
115,490	Crown Castle, Inc., REIT(m)	13,303,293
84,523	PotlatchDeltic Corp., REIT(m)	4,150,079
105,249	Rayonier, Inc., REIT(m)	3,516,369
35,472	SBA Communications Corp., REIT(m)	8,998,892
157,318	Weyerhaeuser Co., REIT(m)	5,469,947
		37,393,373

	Total Real Estate Investment Trust	37,393,373
	(Cost $43,814,795)
Par
Corporate Debts - 3.7%
	Cable/Satellite TV – 0.4%
$1,480,000	Cable One, Inc., 144A, 4.00%, 11/15/2030	1,200,107
2,710,000	CCO Holdings, LLC / CCO Holdings Capital Corp., 144A, 4.75%, 3/1/2030	2,480,192
1,180,000	Charter Communications Operating, LLC / Charter Communications Operating Capital, 2.80%, 4/1/2031	996,128
	CSC Holdings, LLC,
595,000	4.63%, 12/1/2030, 144A	359,005
1,658,000	4.50%, 11/15/2031, 144A	1,255,605
695,000	Directv Financing, LLC / Directv Financing Co.-Obligor, Inc., 144A, 5.88%, 8/15/2027	653,576
171,000	DISH DBS Corp., 144A, 5.25%, 12/1/2026	146,825
260,000	DISH Network Corp., 144A, 11.75%, 11/15/2027	271,615
720,000	GCI, LLC, 144A, 4.75%, 10/15/2028	661,347
200,000	Telenet Finance Luxembourg Notes Sarl, 144A, 5.50%, 3/1/2028	187,920
315,000	UPC Broadband Finco BV, 144A, 4.88%, 7/15/2031	277,616
1,310,000	Virgin Media Secured Finance, PLC, 144A, 4.50%, 8/15/2030	1,168,009
175,000	VZ Secured Financing BV, 144A, 5.00%, 1/15/2032	149,616
315,000	Ziggo Bond Co. BV, 144A, 5.13%, 2/28/2030	263,828
		10,071,389
	Cellular Telecom – 0.1%
670,000	Altice France SA, 144A, 5.50%, 1/15/2028	552,325
910,000	Rogers Communications, Inc., 144A, UST + 3.59% , 5.25%, 3/15/2082(o)	875,595
	T-Mobile USA, Inc.,
1,252,000	3.50%, 4/15/2031	1,146,049
840,000	3.40%, 10/15/2052	612,518
525,000	Vodafone Group, PLC, USSWAP + 4.87%, 7.00%, 4/4/2079(p)	542,590
		3,729,077
	Electric-Distribution – 0.4%
	Lackawanna Energy Center,
8,183,983	SOFR + 5.00%, 10.35%, 8/4/2029(o)(q)	8,108,977
1,774,892	SOFR + 5.00%, 10.35%, 8/4/2029(o)(q)	1,758,625

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC
Portfolio of Investments – December 31, 2023 (Unaudited) (continued)

Par		Value
	Electric-Distribution - (continued)
$950,000	NSTAR Electric Co., 3.25%, 5/15/2029	$ 894,551
960,000	Sempra Energy, UST + 4.55%, 4.88%, 10/15/2070(o)	941,532
		11,703,685
	Electric-Generation – 0.0%
590,000	Atlantica Sustainable Infrastructure, PLC, 144A, 4.13%, 6/15/2028	553,471
	Electric-Integrated – 0.7%
2,065,000	AES Corp., 2.45%, 1/15/2031	1,736,170
	American Electric Power Co., Inc.,
1,105,000	4.30%, 12/1/2028	1,081,695
835,000	3.25%, 3/1/2050	595,203
475,000	Black Hills Corp., 5.95%, 3/15/2028	492,402
1,050,000	CMS Energy Corp., UST + 4.12%, 4.75%, 6/1/2050(o)	950,834
1,000,000	Dominion Energy, Inc., 3.90%, 10/1/2025	981,373
847,000	DTE Electric Co., 2.63%, 3/1/2031	742,026
2,045,000	Duke Energy Carolinas, LLC, 2.45%, 8/15/2029	1,819,917
505,000	Emera US Finance LP, 3.55%, 6/15/2026	486,859
870,000	Emera, Inc., 3L + 5.44% , 6.75%, 6/15/2076(p)	855,183
1,845,000	Entergy Corp., 2.80%, 6/15/2030	1,624,812
560,000	FirstEnergy Corp., 3.40%, 3/1/2050	395,359
	NextEra Energy Capital Holdings, Inc.,
1,320,000	SOFR + 2.39%, 7.77%, 6/15/2067(o)	1,182,385
260,000	UST + 2.55%, 3.80%, 3/15/2082(o)	221,526
870,000	Pacific Gas and Electric Co., 4.95%, 7/1/2050	745,032
934,000	PPL Capital Funding, Inc., SOFR + 2.93%, 8.28%, 3/30/2067(o)	871,970
1,770,000	Public Service Co. of Colorado, 1.88%, 6/15/2031	1,458,366
1,775,000	Southern California Edison Co., 2.25%, 6/1/2030	1,524,682
1,665,000	Southern Co., 3.70%, 4/30/2030	1,569,555
1,210,000	WEC Energy Group, Inc., SOFR + 2.37%, 7.75%, 5/15/2067(o)	1,083,861
		20,419,210
	Gas-Distribution – 0.1%
1,960,000	NiSource, Inc., 2.95%, 9/1/2029	1,791,901
1,659,000	Sempra Global, 144A, 3.25%, 1/15/2032	1,364,968
		3,156,869
	Independent Power Producer – 0.1%
1,095,000	Calpine Corp., 144A, 5.13%, 3/15/2028	1,050,546
Par		Value
	Independent Power Producer - (continued)
$1,158,000	Clearway Energy Operating, LLC, 144A, 3.75%, 2/15/2031	$ 1,021,328
1,435,000	NRG Energy, Inc., 144A, 2.45%, 12/2/2027	1,294,859
		3,366,733
	Internet Connective Services – 0.1%
980,000	Cogent Communications Group, Inc., 144A, 3.50%, 5/1/2026	939,026
245,000	Northwest Fiber LLC, 144A, 4.75%, 4/30/2027	234,170
		1,173,196
	Internet Telephony – 0.1%
1,235,000	Cablevision Lightpath, LLC, 144A, 3.88%, 9/15/2027	1,085,726
	Machinery-Construction & Mining – 0.0%
1,070,000	Caterpillar, Inc., 2.60%, 4/9/2030	973,681
	Machinery-Pumps – 0.0%
685,000	Mueller Water Products, Inc., 144A, 4.00%, 6/15/2029	624,795
	Multimedia – 0.0%
1,000,000	NBCUniversal Media, LLC, 4.45%, 1/15/2043	915,341
	Non-hazardous Waste Disposal – 0.1%
	GFL Environmental, Inc.,
595,000	3.50%, 9/1/2028, 144A	550,408
68,000	6.75%, 1/15/2031, 144A	70,144
1,410,000	Waste Connections, Inc., 4.20%, 1/15/2033	1,370,040
		1,990,592
	Oil Refining & Marketing – 0.1%
963,000	HF Sinclair Corp., 144A, 5.00%, 2/1/2028	934,797
1,116,000	Parkland Corp., 144A, 4.50%, 10/1/2029	1,024,254
423,000	Sunoco LP / Sunoco Finance Corp., 4.50%, 5/15/2029	393,401
		2,352,452
	Pipelines – 1.1%
1,110,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.38%, 6/15/2029	1,068,434
1,385,000	Buckeye Partners LP, 4.13%, 12/1/2027	1,314,108
1,025,000	Cheniere Corpus Christi Holdings, LLC, 2.74%, 12/31/2039	818,361
1,120,000	Cheniere Energy, Inc., 4.63%, 10/15/2028	1,094,043
455,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 144A, 5.63%, 5/1/2027	453,749
290,000	DCP Midstream Operating LP, 5.60%, 4/1/2044	285,427
1,180,000	DT Midstream, Inc., 144A, 4.13%, 6/15/2029	1,086,973
1,350,000	El Paso Natural Gas Co., LLC, 144A, 3.50%, 2/15/2032	1,163,205

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC
Portfolio of Investments – December 31, 2023 (Unaudited) (continued)

Par		Value
	Pipelines - (continued)
	Enbridge, Inc.,
$1,090,000	3.13%, 11/15/2029	$ 995,030
495,000	SOFR + 3.68% , 5.50%, 7/15/2077(o)	453,323
	Energy Transfer LP,
335,000	UST + 5.13%, 6.75%, 5/15/2025(o)	320,793
325,000	UST + 5.31%, 7.13%, 5/15/2030(o)	300,293
525,000	SOFR + 3.28%, 8.66%, 11/1/2066(o)	438,868
670,000	EnLink Midstream, LLC, 5.38%, 6/1/2029	656,369
	Enterprise Products Operating, LLC,
1,565,000	2.80%, 1/31/2030	1,415,892
365,000	SOFR + 3.29%, 5.25%, 8/16/2077(o)	349,856
180,000	SOFR + 3.25%, 8.64%, 8/16/2077(o)	179,186
9,822,250	EPIC Y-Grade Services LP, SOFR + 6.00%, 11.49%, 6/30/2027(o)(q)	9,620,304
1,485,000	EQM Midstream Partners LP, 144A, 4.50%, 1/15/2029	1,404,270
460,000	Global Partners LP / GLP Finance Corp., 7.00%, 8/1/2027	450,165
995,000	Hess Midstream Operations LP, 144A, 5.50%, 10/15/2030	964,138
555,000	Kinetik Holdings LP, 144A, 5.88%, 6/15/2030	545,216
790,000	NuStar Logistics LP, 5.75%, 10/1/2025	785,722
945,000	ONEOK, Inc., 3.10%, 3/15/2030	848,378
195,000	Plains All American Pipeline LP, SOFR + 4.37%, 9.75%, 11/15/2171(o)	189,394
820,000	Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029	755,580
1,127,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A, 6.00%, 12/31/2030	1,049,268
320,000	Targa Resources Corp., 4.20%, 2/1/2033	294,472
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
515,000	4.88%, 2/1/2031	500,943
1,565,000	4.00%, 1/15/2032	1,430,903
1,023,000	TransCanada PipeLines, Ltd., 3L + 2.21%, 7.85%, 5/15/2067(o)	821,431
1,115,000	Western Midstream Operating LP, 4.75%, 8/15/2028	1,089,425
		33,143,519
	REITS-Diversified – 0.1%
865,000	American Tower Corp., REIT, 3.10%, 6/15/2050	590,631
770,000	Crown Castle, Inc., REIT, 5.20%, 2/15/2049	727,620
	Digital Realty Trust LP,
430,000	3.70%, 8/15/2027, REIT	415,100
660,000	3.60%, 7/1/2029, REIT	619,571
915,000	Equinix, Inc., REIT, 3.20%, 11/18/2029	841,246
760,000	SBA Communications Corp., REIT, 3.88%, 2/15/2027	730,363
		3,924,531
Par		Value
	Rental Auto/Equipment – 0.0%
$725,000	Ashtead Capital, Inc., 144A, 4.25%, 11/1/2029	$ 677,795
	Retail-Propane Distribution – 0.1%
1,252,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A, 5.00%, 6/1/2031	1,136,912
	Telecom Services – 0.0%
1,160,000	Frontier Communications Holdings, LLC, 144A, 5.00%, 5/1/2028	1,073,112
	Telephone-Integrated – 0.1%
1,070,000	AT&T, Inc., 3.80%, 2/15/2027	1,044,747
425,000	Consolidated Communications, Inc., 144A, 6.50%, 10/1/2028	368,688
	Verizon Communications, Inc.,
1,000,000	4.33%, 9/21/2028	989,870
1,090,000	2.65%, 11/20/2040	786,164
		3,189,469
	Television – 0.0%
1,035,000	Videotron, Ltd., 144A, 3.63%, 6/15/2029	940,346
	Transport-Rail – 0.1%
1,000,000	Canadian National Railway Co., 3.85%, 8/5/2032	951,916
1,000,000	CSX Corp., 4.10%, 11/15/2032	973,067
	Union Pacific Corp.,
1,185,000	2.40%, 2/5/2030	1,055,977
900,000	4.50%, 1/20/2033	905,582
		3,886,542

	Total Corporate Debts	110,088,443
	(Cost $114,917,139)
Private Debts - 0.8%
2,602,279	Future Fiber Holdings, LLC., SOFR + 6.50%, 11.54%, 5/1/2028(a)(l)(o)(r)	2,603,083
1,030,683	Future Fiber Holdings, LLC., SOFR + 6.50%, 11.88%, 5/1/2028(a)(l)(o)(r)	1,031,002
6,500,000	Future Fiber Holdings, LLC. Unfunded, 1.00%, 5/1/2025(a)(l)	131,656
20,000,000	Vantage Data Centers, 10.50%, 9/20/2029(a)(l)	19,600,000

	Total Private Debts	23,365,741
	(Cost $23,357,539)
Shares
Short-Term Investment - 1.4%
42,047,951	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, Institutional Share Class, 5.21%	42,047,951
	(Cost $42,047,951)
	Total Investments - 102.2%	3,054,015,000
	(Cost $2,652,514,842)
	Other Liabilities - (2.2)%	(65,345,240)
	Net Assets - 100.0%	$2,988,669,760

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC
Portfolio of Investments – December 31, 2023 (Unaudited) (continued)

(a)	Restricted Securities.
(b)	The Fund owns more than 5.0% of the Private Investment Fund, but has contractually limited its voting interests to less than 5.0% of total voting interests.
(c)	Partnership is not designated in units. The Fund owns approximately 9.9% of this fund.
(d)	Affiliated issuer.
(e)	The Fund owns more than 25% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(f)	Partnership is not designated in units. The Fund owns approximately 14.1% of this fund.
(g)	Partnership is not designated in units. The Fund owns approximately 1.8% of this Fund.
(h)	Partnership is not designated in units. The Fund owns approximately 3.8% of this Fund.
(i)	The Fund owns more than 50% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(j)	Partnership is not designated in units. The Fund owns approximately 11.6% of this Fund.
(k)	Investment is a wholly-owned and controlled subsidiary that is not designated in units.
(l)	Security value was determined by using significant unobservable inputs.
(m)	All or a portion of the security position has been segregated for collateral to cover borrowings.
(n)	Non-income producing security.
(o)	Variable rate security. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].
(p)	The security is currently paying a fixed rate as presented and set to convert to a variable rate at a later date with the rate determined as [Referenced Rate + Basis-point spread].
(q)	The variable rate is subject to a contractual interest rate floor.
(r)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
Portfolio Abbreviations:
144A - Rule 144A Security
3L - 3 Month London Inter-bank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
USSWAP - USD 5 Year Swap Rate
UST - 5 Year United States Treasury Rate
Industry	% of Net Assets
Diversified	81.5%
Electric-Integrated	4.6%
Pipelines	2.1%
Short-Term Investment	1.4%
REITS-Diversified	1.3%
Transport-Rail	1.1%
Electric-Distribution	1.1%
All Other Industries	9.1%
Liabilities in excess of Other Assets	(2.2)%
Total	100.0%

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC
Notes to Portfolio of Investments
For the Period Ended December 31, 2023 (Unaudited)

Securities Valuation - The Board of Directors (the “Board”) has established procedures (the “Procedures”) pursuant to which the Fund prices its securities, consistent with Sections 2(a)(5) and 2(a)(41) of the 1940 Act, as follows:
Publicly Traded Securities - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the official closing price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no published closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the closing price of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If, after the close of a domestic or foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, the domestic or foreign securities may be fair valued pursuant to the Procedures.
Securities traded in the over-the-counter market, such as fixed-income securities and certain equities, including listed securities whose primary market is believed by Versus Capital Advisors LLC (the “Adviser”) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board deems appropriate to reflect their fair market value. If there has been no official closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Fixed-income securities typically will be valued on the basis of prices provided by a pricing service, generally an evaluated price or the mean of closing bid and ask prices obtained by the pricing service, when such prices are believed by the Adviser to reflect the fair market value of such securities.
Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.
Investments in open-end mutual funds are valued at their closing NAV.
Securities for which market prices are unavailable, or securities for which the Adviser determines that the market quotation is unreliable, will be valued at fair value pursuant to the Procedures. In these circumstances, the Adviser determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.
Private Investment Funds - The Fund typically values it’s investments in each Private Investment Fund according to the value reported by each Private Investment Fund’s quarterly NAV statement. The Fund also reviews this information for reasonableness based on its knowledge of current market conditions and the individual characteristics of each Private Investment Fund and may clarify or validate the reported information with the applicable manager of the Private Investment Fund.  The valuation for each Private Investment Fund is individually updated as soon as the Fund completes its reasonableness review, including any necessary information validations with the manager of the Private Investment Fund, and typically within 45 calendar days after the end of each quarter for all Private Investment Funds. The Fund may conclude, in certain circumstances, that the information provided by any such manager does not represent the fair value of the Fund’s investment in a Private Investment Fund and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Fund may determine to value it’s investment in the Private Investment Fund at a discount or a premium to the reported value received from the Private Investment Fund. Any such decision will be made in good faith by the Fund and will be reported to the Board’s Valuation Committee at its next regularly scheduled quarterly meeting. The Fund shall use its best efforts to ensure that each of such Private Investment Funds has in place policies and procedures that provide underlying principles behind the disclosure of reliable information with adequate supporting operational practices.
Additionally, between the quarterly valuation periods, the NAVs of such Private Investment Funds are adjusted daily based on the total return that each Private Investment Fund is estimated by the Fund to generate during the current quarter (the “Investment Accrual Rate”). The Fund determines the Investment Accrual Rate at the beginning of each quarter, based on internally developed models that weight the expected impacts of income and appreciation projections by property sector, adjusting for expected market factors and underlying expenses. The Fund monitors these estimates regularly and updates them as necessary if macro or individual fund changes warrant any adjustments.
In certain circumstances, the Fund may access daily or periodic NAV information provided by a Private Investment Fund.  In such an instance, the Fund may determine to value it’s investment in a Private Investment Fund according to this information and may forego daily valuation adjustments based on an Investment Accrual Rate.
If the Fund does not have access to sell shares of a Private Investment Fund in its primary market, the Fund may determine to fair value the Private Investment Fund at a price other than its NAV.   In such an instance, the Fund may consider any information it deems appropriate including as received from broker-dealers and/or pricing services or comparable sales in the secondary market.  Any such fair valuation determinations will be made in good faith by the Fund, may be based upon an internally developed pricing model, and will be reported to the Board’s Valuation Committee at its next regularly scheduled quarterly meeting.
The December 31, 2023 Portfolio of Investments presented herein reports the value of all the Fund’s investments in Private Investment Funds at the respective NAVs provided by the managers of the Private Investment Funds and their agents, which may differ from the valuations used by the Fund in its December 31, 2023 NAV calculation.
Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would

VERSUS CAPITAL REAL ASSETS FUND LLC
Notes to Portfolio of Investments
For the Period Ended December 31, 2023 (Unaudited) (continued)

have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities.
Sub-REIT Investment - The Fund has adopted procedures pursuant to which the Fund will value its investment in the Sub-REIT at fair value. In accordance with these procedures, the Adviser shall require the external management companies of any direct investments to follow similar procedures to those that are outlined above for the continuously offered Private Investment Funds.
At December 31, 2023, Versus Capital Real Assets Sub-REIT II LLC owned: an alfalfa property in Bent County, Colorado fair valued at approximately $19.6 million; almond, walnut, peach and prune properties in Placer and Sutter counties in California fair valued at approximately $28.2 million, net of property level debt; a citrus property in Collier County, Florida fair valued at approximately $35.3 million; and a hazelnut property in Benton County, Oregon fair valued at approximately $22.1 million.
Private Debt Investments - The Fund has adopted procedures pursuant to which the Fund will value its investments in Private Debts at fair value.  The Adviser will use its best efforts to ensure that the value of each private debt instrument is adjusted based on the Adviser’s estimate of what actual fair value would be under current market conditions. The Adviser will evaluate each private debt investment’s fair value based on numerous factors, which may include but are not limited to the investment’s contractual cash flows,  changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the high end of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Adviser may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Adviser may consider any information it deems appropriate including as received directly from the borrower, an investment manager that the Fund has a relationship with who is also an investor in the private debt investment, or other external valuation consultants. Any such fair valuation determinations will be made in good faith by the Adviser, may be based upon an internally developed pricing model and is subject to the oversight of the Board.
Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•     Level 1 – unadjusted quoted prices in active markets for identical securities
•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)
•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of December 31, 2023 is as follows:
	Total Fair Value at 12/31/2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Private Investment Funds (Sub-REIT)*	$105,082,342	$—	$—	$105,082,342
Common Stocks*	405,537,348	269,169,284	136,368,064	—
Real Estate Investment Trust*	37,393,373	37,393,373	—	—
Corporate Debts*	110,088,443	—	110,088,443	—
Private Debts*	23,365,741	—	—	23,365,741
Short-Term Investment	42,047,951	42,047,951	—	—
Subtotal	$723,515,198	$348,610,608	$246,456,507	$128,448,083
Private Investment Funds (held at NAV)*	2,330,499,802
Total	$3,054,015,000
*	See Portfolio of Investments for industry breakout.

VERSUS CAPITAL REAL ASSETS FUND LLC
Notes to Portfolio of Investments
For the Period Ended December 31, 2023 (Unaudited) (continued)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Total at 12/31/2023	Private Investment Funds (Sub-REIT)	Private Debts
Balance as of 03/31/2023	$121,691,077	$121,691,077	$—
Transfers into Level 3	—	—	—
Net purchases (sales)	23,346,462	—	23,346,462
Accretion and Amortization	11,077	—	11,077
Realized Gain	—	—	—
Change in unrealized gain/loss	(16,600,533)	(16,608,735)	8,202
Balance as of 12/31/2023	$128,448,083	$105,082,342	$23,365,741
For the period ended December 31, 2023, the total change in unrealized gain/loss on Level 3 securities still held at the end of the period was $(16,600,533).
Sub-REITs are categorized as Level 3 of the fair value hierarchy and their fair values are largely based upon the externally appraised values of the underlying properties that they hold. Such appraisals are generally based on identified comparable sales as well as discounted cash flow analyses that rely on contractual lease factors, estimates of crop yields and appropriate discount rates. Significant changes in such estimates could have material changes to the appraised values of the underlying properties and the resulting fair values of the Sub-REITs. The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy at December 31, 2023:
Category	Total Fair Value at 12/31/2023	Valuation Technique	Unobservable Inputs	Input Range
		Income Capitalization Approach	Discount Rate	2.9% - 6.4%
Private Investment Funds (Sub-REIT)	$105,082,342	Sales Comparison Approach	Price Per Net Acre	$2,840 - $26,400
Private Debts	23,365,741	Amortized Cost	Cost	$100.03
Balance as of 12/31/2023	$128,448,083
Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).
Market Risk Factors - The Fund’s investments in securities and/or financial instruments may expose the Fund to various market risk factors including, but not limited to the following:
General Market Fluctuations Will Affect the Fund’s Returns. At times, the Fund’s investments in Private Investment Funds and Real Asset Related Investments will be negatively affected by the broad investment environment in the timberland, agriculture/farmland or infrastructure markets, the debt market and/or the equity securities market.
Risks of Investing in Infrastructure. An investment in the Fund is subject to certain risks associated with the ownership of infrastructure and infrastructure-related assets in general, including: the burdens of ownership of infrastructure; local, national and international economic conditions; the supply and demand for services from and access to infrastructure; the financial condition of users and suppliers of infrastructure assets; changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; changes in environmental laws and regulations, and planning laws and other governmental rules; environmental claims arising in respect of infrastructure acquired with undisclosed or unknown environmental problems or as to which inadequate reserves have been established; changes in energy prices; changes in fiscal and monetary policies; negative developments in the economy that depress travel; uninsured casualties; force majeure acts, terrorist events, under-insured or uninsurable losses; and other factors which are beyond the reasonable control of the Fund or the Private Investment Funds.
Risks of Investing in Timberland. An investment in the Fund is subject to certain risks associated with the ownership of timberland, timber and timber-related assets in general, including: the volatility of forest product prices; changes in foreign and U.S. trade and tariff policies; general market forces, such as regional growth rates, construction activity, changes in currency exchange rates and capital spending; competition from the use of alternative building materials and other decreases in demand; forestry regulations restricting timber harvesting or other aspects of business; the illiquidity of timber related asset investments; losses from fire and other causes; uninsured casualties; force majeure acts, terrorist events, underinsured or uninsurable losses; and other factors which are beyond the reasonable control of the Fund or the Private Investment Funds.
Risks of Investing in Agriculture/Farmland. Investments in agriculture/farmland are subject to various risks, including adverse changes in national or international economic conditions, adverse local market conditions, adverse natural conditions such as storms, floods, drought, windstorms, hail, temperature extremes, frosts, soil erosion, infestations and blights, failure of irrigation or other mechanical systems used to cultivate the land, financial conditions of tenants, marketability of any particular kind of crop that may be influenced, among other things, by changing consumer tastes and pref-

VERSUS CAPITAL REAL ASSETS FUND LLC
Notes to Portfolio of Investments
For the Period Ended December 31, 2023 (Unaudited) (continued)

erences, import and export restrictions or tariffs, casualty or condemnation losses, government subsidy or production programs, buyers and sellers of properties, availability of excess supply of property relative to demand, changes in availability of debt financing, changes in interest rates, real estate tax rates and other operating expenses, environmental laws and regulations, governmental regulation of and risks associated with the use of fertilizers, pesticides, herbicides and other chemicals used in commercial agriculture, zoning laws and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of properties, risk due to dependence on cash flow, as well as acts of God, uninsurable losses and other factors which are beyond the control of Private Investment Funds.
Risks of Investing in Equity Securities. The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in shareholder rights associated with such securities.
Unfunded Commitments. In order to meet its obligation to provide capital for unfunded commitments, the Fund may have to hold some, or in certain cases a substantial amount, of its assets temporarily in money market securities, cash or cash equivalents, possibly for several months; liquidate portfolio securities at an inopportune time; or borrow under a line of credit. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.
Risks of Investing in Debt Securities. The Fund will invest in real asset related debt securities. Other factors may materially and adversely affect the market price and yield of such debt securities, including investor demand, changes in the financial condition of the borrower, government fiscal policy and domestic or worldwide economic conditions. The Fund’s debt securities will be subject to credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due.
Risks Relating to Current Interest Rate Environment. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). The U.S. Federal Reserve has continued raising interest rates in light of recent inflationary pressures and interest rates may continue to increase rapidly. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields.
Liquidity Risk. The Fund will invest in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act. The Fund may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which it purchased such securities. The Fund’s portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.
In addition, the Fund’s interests in the Private Investment Funds are subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from a Private Investment Funds pursuant to limited withdrawal rights. Some Private Investment Funds may subject the Fund to a lockup period or otherwise suspend the repurchase rights of their shareholders, including the Fund, from time to time. Further, Private Investment Funds managers may impose transfer restrictions on the Fund’s interests. There may be no secondary market for the Fund’s interests in the Private Investment Funds. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time. Sub-REITs invest in illiquid assets, and may be unable to sell their assets, or be forced to sell them at reduced prices. The Adviser may also invest directly in other private securities that they may not be able to sell at the Fund’s current carrying value for the securities.
Market Disruption, Health Crises, Terrorism and Geopolitical Risks. The Fund's investments may be negatively affected by the broad investment environment in the real assets market, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. In addition, the Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, sanctions or embargos, tariffs and trade wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments.
Restricted Securities. Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. This and other important information are described in the Fund's Prospectus.

VERSUS CAPITAL REAL ASSETS FUND LLC
Notes to Portfolio of Investments
For the Period Ended December 31, 2023 (Unaudited) (continued)

As of December 31, 2023, the Fund invested in the following restricted securities:
Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c),(d)	% of Net Assets
AEW Cold Storage Fund	5/4/2022	88,945	—	$100,872	$99,824	$—	3.3%
AgriVest Farmland Fund L.P.	7/1/2019	20,174	—	40,169	46,702	—	1.6%
AMP Capital Infrastructure Debt Fund III	9/18/2017	—	9.9%	12,866	10,662	—	0.4%
Blackstone Infrastructure Partners LP	3/31/2019	37,599	—	46,232	65,400	—	2.2%
BTG Pactual Open Ended Core US	9/18/2017	206,354	—	237,123	314,774	—	10.5%
Ceres Farmland Holdings LP	11/6/2017	—	14.1%	135,000	221,387	—	7.4%
Colonial First State Managed Infrastructure	9/18/2017	43,380,040	—	71,710	75,899	—	2.5%
DigitalBridge Credit	12/19/2022	22,790,351	—	22,569	21,098	28,233	0.7%
Future Fiber Holdings, LLC.
SOFR + 6.50%	6/30/2023	2,602,279	—	2,603	2,603	—	0.1%
SOFR + 6.50%	8/23/2023	1,030,683	—	1,012	1,031	—	0.0%
Future Fiber Holdings, LLC. Unfunded	6/30/2023	6,500,000	—	132	132	—	0.0%
Hancock Timberland and Farmland Fund LP	9/18/2017	82,018	—	84,823	88,846	—	3.0%
Harrison Street Social Infrastructure Fund LP	7/2/2018	207,161	—	225,000	274,742	—	9.2%
IFC Core Farmland Fund LP	10/25/2019	195,474	—	223,344	255,938	—	8.6%
IFM Global Infrastructure Fund LP	9/28/2018	—	1.8%	42,050	56,083	—	1.9%
IFM USIDF (US) A LP	9/28/2018	—	3.8%	15,016	13,861	—	0.5%
IIF Hedged LP	9/18/2017	90,111,192	—	76,822	85,442	—	2.9%
Jamestown Timberland Fund	7/2/2018	121,515	—	135,009	164,921	—	5.5%
Macquarie Global Infrastructure Fund	3/15/2022	35,733	—	35,470	39,334	15,011	1.3%
National Data Center Fund	4/1/2021	101,592	—	107,067	129,910	—	4.3%
Nuveen - Global Farmland Fund	7/28/2020	123,148	—	121,243	120,977	53,757	4.0%
RMS Evergreen US Forestland Fund LP	9/18/2017	—	11.6%	75,104	97,526	—	3.3%
US Core Farmland Fund LP	9/18/2017	93,464	—	117,276	147,174	—	4.9%
Vantage Data Centers	9/20/2023	20,000,000	—	19,611	19,600	—	0.7%
Versus Capital Real Assets Sub-REIT ll, LLC	9/29/2017	—	100.0%	102,002	105,082	—	3.5%
Total				$2,050,125	$2,458,948	$97,001	82.3%
(a)	The securities include Investment Funds, private debt investments, and wholly-owned REIT subsidiaries (sub-REIT). The Investment Funds are organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real asset portfolio of equity and debt investments consisting of timberland, infrastructure, agriculture and farmland. The Fund has also invested in wholly-owned and controlled subsidiaries that make direct investments into timberland and agriculture/farmland assets.
(b)	Initial acquisition date as shares are purchased at various dates through the current period.
(c)	At December 31, 2023, the Fund has an additional outstanding unfunded commitment of $100 million related to a new Investment Fund.
(d)	Unfunded Commitments approximate their fair values.
Security	Redemption Request(a)	Lock Up Applicable at Period End	Investment Liquidity	Redemption Frequency(b)
AEW Cold Storage Fund		None	The fund may offer redemption requests with new capital raise periods.
AgriVest Farmland Fund L.P.	Partial	None	The fund does not have formal redemption notice or lock-up periods.	Quarterly
AMP Capital Infrastructure Debt Fund III		None	Closed-end fund which terminates February 12, 2026 subject to two additional one-year extensions at the discretion of the fund’s manager.	N/A
Blackstone Infrastructure Partners LP		Full	Contributions are locked until June 2024.	Quarterly
BTG Pactual Open Ended Core US	Partial	Partial	Contributions have a two-year lock-up.	Quarterly
Ceres Farmland Holdings LP		None	Contributions have a one-year lock-up.	Annually
Colonial First State Managed Infrastructure		Partial	Contributions have a three-year lock-up. Full redemptions will be paid over 3 years.	Semi-annually

VERSUS CAPITAL REAL ASSETS FUND LLC
Notes to Portfolio of Investments
For the Period Ended December 31, 2023 (Unaudited) (continued)

Security	Redemption Request(a)	Lock Up Applicable at Period End	Investment Liquidity	Redemption Frequency(b)
DigitalBridge Credit		Full	Closed-end fund which terminates July 31, 2031 subject to one additional one-year extension at the discretion of the fund’s manager.	N/A
Hancock Timberland and Farmland Fund LP		Partial	Contributions have a three-year lock-up.	Annually
Harrison Street Social Infrastructure Fund LP		None	Contributions have no lock-up.	Quarterly
IFC Core Farmland Fund LP	Partial	Partial	Contributions are locked until October 2024.	Semi-annually
IFM Global Infrastructure Fund LP		None	Contributions have no lock-up.	Quarterly
IFM USIDF (US) A LP		None	Contributions have a one-year lock-up.	Quarterly
IIF Hedged LP	Partial	Partial	Contributions have a four-year soft lock up lock-up, subject to a 4% discount.	Semi-annually
Jamestown Timberland Fund		None	Initial contributions have a four-year lock-up.	Quarterly
Macquarie Global Infrastructure Fund		Full	The first $50 million of contributions are subject to an initial lock-up period expiring in March 2027.	Quarterly
National Data Center Fund		Full	Contributions have a five-year lock-up.	Quarterly
Nuveen - Global Farmland Fund		Partial	Contributions have a three-year lock-up.	Annually
RMS Evergreen US Forestland Fund LP		None	Contributions have a three-year lock-up.	Semi-annually
US Core Farmland Fund LP	Partial	Partial	Contributions have a five-year lock-up.	Quarterly
Versus Capital Real Assets Sub-REIT ll, LLC		None	The security is a wholly-owned REIT subsidiary of the Fund.	N/A
(a)	The Fund submitted a redemption request prior to period end, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.
(b)	The investment funds provide redemptions at the frequency listed at the investment managers discretion.
As of December 31, 2023, the Fund had unfunded commitments to fund delayed draw and revolving debt of $6,370,000.
Investment and Type	Rate on Unfunded Portion	Par Amount	Fair Value
Future Fiber Holdings – Delayed Draw Term Loan, 5/1/2025	1.00%	$6,500,000	$131,656